REVENUE DISAGGREGATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
The Company’s disaggregated revenues consist of the following for the years ended December 31,

The Company’s disaggregated revenues consist of the following for the three and nine months ended September 30, 2022 and 2021.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2022	2021	2022	2021
Primary Geographical Markets
North America	$1,593,000	$967,000	$3,427,000	$3,463,000
Europe	32,000	1,000	79,000	416,000
Other	202,000	127,000	512,000	429,000
Total Revenue	$1,827,000	$1,095,000	$4,018,000	$4,308,000

Major Goods
Power supply units	$1,645,000	$1,095,000	$3,757,000	$4,308,000
EV chargers	182,000	-	261,000	-
Total Revenue	$1,827,000	$1,095,000	$4,018,000	$4,308,000

Timing of Revenue Recognition
Goods transferred at a point in time	$1,827,000	$1,095,000	$4,018,000	$4,308,000

T U R N O N G R E E N I N C [Member]
The Company’s disaggregated revenues consist of the following for the years ended December 31,

The Company’s disaggregated revenues consist of the following for the years ended December 31,

	2021	2020
Primary Geographical Markets
North America	$4,684,000	$4,482,000
Europe	359,000	611,000
Other	303,000	323,000
	$5,346,000	$5,416,000

Major Goods
Power Supply Units	$5,328,000	$5,416,000
EV Chargers	18,000	-
	$5,346,000	$5,416,000

Timing of Revenue Recognition
Goods transferred at a point in time	$5,346,000	$5,416,000